Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Stock Warrants Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2013	3,693,971	$0.450	4.81	$-
Exercisable January 1, 2013	3,693,971	$0.450	4.81	$-
Granted	-
Exercised	-
Forfeited	(298,138)
Outstanding December 31, 2013	3,395,833	$0.450	5.28	$-
Exercisable December 31, 2013	3,395,833	$0.450	5.28	$-
Canceled	(3,395,833)
Granted	28,405,782
Exercised	-
Forfeited	-
Outstanding September 30, 2014	28,405,782	$0.653	4.61	$-
Exercisable September 30, 2014	28,405,782	$0.653	4.61	$-

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding January 1, 2012	4,182,261	$0.45	4.77	-
Exercisable January 1, 2012	4,182,261	$0.45	4.77	-
Granted	418,470	$0.45	5.00
Exercised	-
Forfeited/Cancelled	(906,760)	$0.45
Outstanding December 31, 2012	3,693,971	$0.45	4.81	-
Exercisable December 31, 2012	3,693,971	$0.45	4.81	-
Granted	-
Exercised	-
Forfeited/Cancelled	(298,138)	$0.45
Outstanding December 31, 2013	3,395,833	$0.45	5.28	-
Exercisable December 31, 2013	3,395,833	$0.45	5.28	-

Schedule of Fair Value Assumptions Related To Warrants Outstanding

The range of fair value assumptions related to warrants outstanding as of September 30, 2014 and December 31, 2013, were as follows:

	September 30, 2014	December 31, 2013
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 0.66%	0.62% - 4.59%
Expected volatility	112% - 159%	108% - 167%
Expected term	1.0 - 2.5 years	2.5 - 10.0 years

Warrant [Member]
Schedule of Fair Value Assumptions Related To Warrants Outstanding

The range of fair value assumptions related to warrants outstanding as of December 31, 2013 and 2012, were as follows:

	2013	2012
Dividend yield	0.0%	0.0%
Risk-free rate	0.62% - 4.59%	0.62% - 4.59%
Expected volatility	108% - 167%	108% - 167%
Expected term	2.5 - 10.0 years	2.5 - 10.0 years